[LOGO]
                                                                      Conseco(R)

Conseco Variable Insurance Company

Formerly
Great American Reserve Insurance Company


Annual Report to
Contract Owners

December 31, 1998

                               Great American Reserve Variable Annuity Account E

Annual Report to Contract Owners
Table of Contents

December 31, 1998

================================================================================

Great American Reserve Variable Annuity Account E                           Page

Statement of Assets and Liabilities as of December 31, 1998 ................   2
Statements of Operations for the Years Ended December 31,
  1998 and 1997 ............................................................   4
Statements of Changes in Net Assets for the Years Ended
  December 31, 1998 and 1997 ...............................................   4
Notes to Financial Statements ..............................................   5
Report of Independent Accountants ..........................................   7

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

Statement of Assets and Liabilities

December 31, 1998



====================================================================================================================================
                                                                                             SHARES          COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio................................................................      94,197.9   $  4,307,257   $  5,013,213
       Leveraged AllCap Portfolio......................................................     144,045.4      3,706,701      5,027,186
       MidCap Growth Portfolio.........................................................      85,673.7      2,160,402      2,473,401
       Small Capitalization Portfolio..................................................     134,702.2      5,731,138      5,922,856
     American Century Variable Portfolios, Inc.:
       International Fund..............................................................     185,819.9      1,372,236      1,415,948

       Value Fund......................................................................     507,034.7      3,461,317      3,412,344
       Income and Growth Fund..........................................................      34,226.9        205,328        232,059
     Berger Institutional Products Trust:
       100 Fund........................................................................     150,018.5      1,835,260      1,933,738
       Growth and Income Fund..........................................................     393,863.3      5,792,302      6,549,946
       Small Company Growth Fund.......................................................      86,150.9      1,092,217      1,057,933
       BIAM International Fund.........................................................     205,876.7      2,065,215      2,307,878
     Conseco Series Trust:
       Asset Allocation Portfolio......................................................   1,670,205.7     23,112,722     22,828,352
       Common Stock Portfolio..........................................................   1,429,174.4     30,509,525     30,849,762
       Corporate Bond Portfolio........................................................     590,377.5      5,990,334      5,930,358
       Government Securities Portfolio.................................................     167,645.2      2,030,678      2,036,226
       Money Market Portfolio..........................................................   7,044,817.8      7,044,818      7,044,818
     Dreyfus Stock Index Fund..........................................................     985,198.5     26,149,533     32,038,656
     The Dreyfus Socially Responsible Growth Fund, Inc.................................     209,628.6      5,749,997      6,515,256
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................      12,824.9        256,054        294,331
       International Value Portfolio...................................................       3,337.7         48,421         44,892
     Federated Insurance Series:
       High Income Bond Fund II........................................................     621,059.8      6,746,156      6,781,973
       International Equity Fund II....................................................     116,501.8      1,860,309      1,792,962
       Utility Fund II.................................................................     222,058.9      3,101,469      3,390,839
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio............................................................      12,555.4        154,071        142,128
       Industrial Income Portfolio.....................................................       7,837.5        141,445        145,855
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................     180,096.3      3,633,774      4,968,857
       Growth Portfolio................................................................     496,319.9      9,670,117     11,683,369
       Worldwide Growth Portfolio......................................................     950,521.0     23,257,295     27,650,656
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................     107,745.9      1,105,896      1,190,592
       Small Cap Portfolio.............................................................      15,664.9        144,345        149,130
     Lord Abbett Series Fund, Inc.
       Growth and Income Portfolio.....................................................      15,243.8        307,640        314,769
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................      13,261.5        183,877        196,402
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................      83,729.8      1,140,552      1,157,146
       Partners Portfolio..............................................................     429,199.7      8,430,818      8,124,750
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II..................................................................      56,314.8        773,582        902,163
     Strong Opportunity Fund II, Inc...................................................      80,253.0      1,730,447      1,743,095
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)..     133,894.7      1,795,112      1,231,831
       Worldwide Bond Fund.............................................................     266,219.5      2,901,273      3,269,176
       Worldwide Emerging Markets Fund.................................................     156,317.1      1,512,723      1,112,978
       Worldwide Real Estate Fund......................................................       3,700.7         35,650         35,305
------------------------------------------------------------------------------------------------------------------------------------
         Total assets...............................................................................................    218,913,129

Liabilities:
   Amounts due to Conseco Variable Insurance Company................................................................        258,497
------------------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 6)........................................................................................   $218,654,632
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

December 31, 1998


====================================================================================================================================
                                                                                            UNITS        UNIT VALUE   REPORTED VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Growth Portfolio................................................................   2,650,327.7   $   1.889410   $  5,007,557
       Leveraged AllCap Portfolio......................................................   1,757,689.1       2.856798      5,021,363
       MidCap Growth Portfolio.........................................................   1,718,378.4       1.437775      2,470,641
       Small Capitalization Portfolio..................................................   3,775,576.6       1.566862      5,915,809
     American Century Variable Portfolios, Inc.:
       International Fund..............................................................   1,104,956.1       1.279955      1,414,294
       Value Fund......................................................................   2,689,736.3       1.267116      3,408,208
       Income and Growth Fund..........................................................     214,243.0       1.081920        231,794
     Berger Institutional Products Trust:
       100 Fund........................................................................   1,458,644.8       1.324112      1,931,410
       Growth and Income Fund..........................................................   3,900,875.4       1.677071      6,542,045
       Small Company Growth Fund.......................................................     892,904.9       1.183412      1,056,675
       BIAM International Fund.........................................................   2,075,530.7       1.110669      2,305,228
     Conseco Series Trust:
       Asset Allocation Portfolio......................................................  10,615,722.9       2.147855     22,801,038
       Common Stock Portfolio..........................................................  11,148,307.8       2.763812     30,811,824
       Corporate Bond Portfolio........................................................   4,326,193.1       1.369208      5,923,457
       Government Securities Portfolio.................................................   1,543,010.8       1.318099      2,033,841
       Money Market Portfolio..........................................................   5,969,565.3       1.178748      7,036,615
     Dreyfus Stock Index Fund..........................................................  13,802,783.1       2.318443     32,000,971
     The Dreyfus Socially Responsible Growth Fund, Inc.................................   2,868,834.2       2.268331      6,507,465
     Dreyfus Variable Investment Fund:
       Disciplined Stock Portfolio.....................................................     273,971.4       1.071933        293,679
       International Value Portfolio...................................................      47,624.5       0.941707         44,848
     Federated Insurance Series:
       High Income Bond Fund II........................................................   4,956,911.2       1.366573      6,773,980
       International Equity Fund II....................................................   1,216,875.7       1.471681      1,790,852
       Utility Fund II.................................................................   1,955,544.4       1.731943      3,386,891
     Invesco Variable Investment Funds, Inc.:
       High Yield Portfolio............................................................     149,344.3       0.950601        141,967
       Industrial Income Portfolio.....................................................     141,539.9       1.029287        145,685
     Janus Aspen Series:
       Aggressive Growth Portfolio.....................................................   2,503,350.5       1.982620      4,963,194
       Growth Portfolio................................................................   5,285,447.5       2.207852     11,669,487
       Worldwide Growth Portfolio......................................................  11,703,337.6       2.359887     27,618,549
     Lazard Retirement Series, Inc.:
       Equity Portfolio................................................................   1,126,898.4       1.055270      1,189,182
       Small Cap Portfolio.............................................................     174,150.7       0.855373        148,964
     Lord Abbett Series Fund, Inc.:
       Growth and Income Portfolio.....................................................     312,997.0       1.004593        314,434
     Mitchell Hutchins Series Trust:
       Growth and Income Portfolio.....................................................     197,924.6       0.989814        195,909
     Neuberger & Berman Advisers Management Trust:
       Limited Maturity Bond Portfolio.................................................   1,076,377.0       1.073805      1,155,819
       Partners Portfolio..............................................................   6,369,007.3       1.274108      8,114,802
     Strong Variable Insurance Funds, Inc.:
       Growth Fund II..................................................................     559,106.3       1.611675        901,098
     Strong Opportunity Fund II, Inc...................................................   1,264,364.4       1.377011      1,741,043
     Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)..   1,485,879.8       0.828049      1,230,382
       Worldwide Bond Fund.............................................................   2,826,107.0       1.155392      3,265,261
       Worldwide Emerging Markets Fund.................................................   1,728,987.9       0.642969      1,111,686
       Worldwide Hard Assets Fund (Note 1).............................................       1,015.7       1.397707          1,420
       Worldwide Real Estate Fund......................................................      41,417.3       0.851446         35,265
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................   $218,654,632
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

Statements of Operations

For the Years Ended December 31, 1998 and 1997


====================================================================================================================================
                                                                                                             1998           1997
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares....................................................   $  8,749,779   $  7,456,439
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
   Mortality and expense risk fees...................................................................      2,119,799        848,167
   Administrative fees...............................................................................        254,376        101,780
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses..................................................................................      2,374,175        949,947
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income.........................................................................      6,375,604      6,506,492
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) on investments:
   Net realized gains on sales of investments in portfolio shares....................................      2,964,511        284,803
   Net change in unrealized appreciation of investments in portfolio shares..........................     14,847,690      1,446,801
------------------------------------------------------------------------------------------------------------------------------------
     Net gain on investments in portfolio shares.....................................................     17,812,201      1,731,604
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations....................................................   $ 24,187,805   $  8,238,096
====================================================================================================================================




Statements of Changes in Net Assets

For the Years Ended December 31, 1998 and 1997



====================================================================================================================================
                                                                                                             1998           1997
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income.............................................................................   $  6,375,604   $  6,506,492
   Net realized gains on sales of investments in portfolio shares....................................      2,964,511        284,803
   Net change in unrealized appreciation of investments in portfolio shares..........................     14,847,690      1,446,801
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations......................................................     24,187,805      8,238,096
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments....................................................................     85,403,562     75,117,717
   Contract redemptions..............................................................................     (6,164,480)   (2,305,982)
   Net transfers from fixed account..................................................................         63,987        146,732
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from contract owners' transactions...................................     79,303,069     72,958,467
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets....................................................................    103,490,874     81,196,563
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year........................................................................    115,163,758     33,967,195
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year (Note 6)..............................................................   $218,654,632   $115,163,758
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

Notes to Financial Statements

December 31, 1998

================================================================================

(1)  General

     Conseco  Variable   Insurance  Company  (formerly  Great  American  Reserve
Insurance Company prior to its name change in October 1998) Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. It is anticipated that on May 1, 1999, a filing will be made with the Securities and Exchange Commission to change the name of Great American Reserve Variable Account E to Conseco Variable Account E. Account E was established on November 12, 1993, and commenced operations on July 25, 1994, as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THE ALGER AMERICAN FUND
     Growth Portfolio (June 1, 1996)
     Leveraged AllCap Portfolio (June 1, 1995)
     MidCap Growth Portfolio (June 1, 1996)
     Small Capitalization Portfolio (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Income and Growth Fund (May 1, 1998)
     International Fund (May 1, 1997)
     Value Fund (May 1, 1997)

BERGER INSTITUTIONAL PRODUCTS TRUST
     100 Fund (June 1, 1996)
     Growth and Income Fund (June 1, 1996)
     Small Company Growth Fund (June 1, 1996)
     BIAM International Fund (May 1, 1997)

CONSECO SERIES TRUST
     Asset Allocation Portfolio
     Common Stock Portfolio
     Corporate Bond Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995)

DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

DREYFUS VARIABLE INVESTMENT FUND (MAY 1, 1998)
     International Value Portfolio
     Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES (JUNE 1, 1995)
     High Income Bond Fund II
     International Equity Fund II
     Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC. (MAY 1, 1998)
     High Yield Portfolio
     Industrial Income Portfolio

JANUS ASPEN SERIES (JUNE 1, 1995)
     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC. (MAY 1, 1998)
     Equity Portfolio
     Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (MAY 1, 1998)
     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST (MAY 1, 1998)
     Growth and Income Portfolio

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
     (MAY 1, 1997)
     Limited Maturity Bond Portfolio
     Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
     Growth Fund II (May 1, 1997)

STRONG OPPORTUNITY FUND II, Inc. (MAY 1, 1997)

VAN ECK WORLDWIDE INSURANCE TRUST

     Worldwide Hard Assets Fund (formerly Gold and Natural
       Resources Fund) (June 1, 1995)
     Worldwide Bond Fund (June 1, 1995)
     Worldwide Emerging Markets Fund (June 1, 1996)
     Worldwide Real Estate Fund (May 1, 1998)

     Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997, and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the terminated fund relate to a contract owner who has not transferred out.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)  Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3)  Purchases and Sales of Investments in Portfolio Shares

     The aggregate cost of purchases of investments in portfolio shares were $137,408,045 and $90,025,395 for the years ended December 31, 1998 and 1997, respectively. The aggregate proceeds from sales of investments in portfolio shares were $51,611,210 and $10,491,816 for the years ended December 31, 1998 and 1997, respectively.

(4)  Deductions and Expenses

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $2,119,799 and $848,167 for the years ended December 31, 1998 and 1997, respectively.

     Pursuant to an agreement between Account E and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statement of Changes of Net Assets. Sales and administrative charges were $489,585 and $120,852 for the years ended December 31, 1998 and 1997, respectively. The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $254,376 and $101,780 for the years ended December 31, 1998 and 1997, respectively.


(5)  Other Transactions With Affiliates

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Financial Services, Inc., an affiliate of the Company.

(6)  Net Assets

   Net assets consisted of the following at December 31, 1998:

================================================================================

Proceeds from the sales of units since organization,
   less cost of units redeemed ................................     $182,802,095
Undistributed net investment income ...........................       14,775,680
Undistributed net realized gains on sales of investments ......        3,411,734
Net unrealized appreciation of investments ....................       17,665,123
--------------------------------------------------------------------------------
     Net assets ...............................................     $218,654,632
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

To The Board of Directors  of Conseco Variable
Insurance  Company and Contract Owners of
Great American Reserve Variable Annuity
Account E

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Great American Reserve Variable Annuity Account E (the "Account") at December 31, 1998, and the results of its operations and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 10, 1999>>

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8

================================================================================
Great American Reserve
Variable Annuity Account E

Sponsor
Conseco Variable Insurance Company - Carmel, Indiana.

Distributor
Conseco Equity Sales, Inc. - Carmel, Indiana.

Independent Public Accountants
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                                                                          [LOGO]
                                                                      Conseco(R)


                                         Conseco Variable Insurance Company is a
                               subsidiary of Conseco, Inc., a financial services
                                  organization headquartered in Carmel, Indiana.
                                 Conseco is dedicated to providing its customers
                                   with solutions for both wealth protection and
                                      wealth creation. Through its subsidiaries,
                                Conseco is one of the nation's leading providers
                                    of supplemental health insurance, retirement
                               annuities, universal life insurance, and consumer
                                   and commercial finance products and services.




                                              Conseco Variable Insurance Company
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                    (C) 1999, Conseco Variable Insurance Company
                                                          05-7998 (2/99)   03862